Plan Changes	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Changes	Plan Changes
Effective January 1, 2024, the small account cash-out provision was revised.
Effective January 1, 2024, prevailing wage contributions were added.
Effective January 1, 2024, the list of affiliated sponsors was updated.
Effective January 1, 2024, the required beginning date and other minimum required distributions provisions were modified to reflect SECURE 2.0 guidance.
Effective January 1, 2024, the provisions regarding the use of forfeitures were clarified.
Effective April 1, 2024, special vesting provisions were added in connection with outsourcing certain employees.
Effective November 8, 2024, Hurricane relief was added to filing deadlines under the claims procedure.
Effective January 1, 2025, the higher catch-up contribution limit for participants who would attain age 60 but not age 64 during a year was added.
Effective January 1, 2025, installments were added as a form of distribution for beneficiaries.
Effective January 1, 2025, partial distributions and installments were added as forms of distribution for the money purchase plan account.
Effective January 1, 2026, changes to the matching contribution formula and eligible earnings were made for employees covered by the collective bargaining agreement with IBEW Local 1393.
Effective January 1, 2026, requirement was added that catch-up contributions be made as Roth contributions for certain high wage earners.